Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.93%
Brazil: 3.44%
Ambev SA ADR (Consumer staples, Beverages)	5,671,112	$17,637,158
B3 SA - Brasil Bolsa Balcao (Financials, Capital markets)	10,872,615	33,738,641
Localiza Rent a Car SA (Industrials, Ground transportation)	2,144,893	15,913,797
Lojas Renner SA (Consumer discretionary, Specialty retail)	4,840,741	12,987,203
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	1,746,906	9,694,025
Petroleo Brasileiro SA ADR (Energy, Oil, gas & consumable fuels)	644,162	12,496,743
Raia Drogasil SA (Consumer staples, Consumer staples distribution & retail)	2,417,586	8,813,507
Suzano SA (Materials, Paper & forest products)	730,900	6,246,134
Vale SA Class B ADR (Materials, Metals & mining)	1,059,425	15,954,940
		133,482,148
Chile: 0.93%
Banco Santander Chile ADR (Financials, Banks)	523,282	18,110,790
Sociedad Quimica y Minera de Chile SA ADR (Materials, Chemicals)	266,902	17,898,448
		36,009,238
China: 16.40%
Agora, Inc. ADR (Information technology, Software)†	1,084,765	4,339,060
Alibaba Group Holding Ltd. (Consumer discretionary, Broadline retail)	6,514,596	99,239,400
China Literature Ltd. (Communication services, Media)144A†	5,086,168	13,135,148
China Meidong Auto Holdings Ltd. (Consumer discretionary, Specialty retail)†	9,373,400	470,617
GreenTree Hospitality Group Ltd. ADR (Consumer discretionary, Hotels, restaurants & leisure)	2,531,768	2,924,192
Kanzhun Ltd. ADR (Industrials, Professional services)	1,504,798	24,498,111
KE Holdings, Inc. ADR (Real estate, Real estate management & development)	1,650,000	27,967,500
Kingdee International Software Group Co. Ltd. (Information technology, Software)†	13,490,000	14,497,616
Li Auto, Inc. Class A (Consumer discretionary, Automobiles)†	2,856,000	19,451,202
Li Ning Co. Ltd. (Consumer discretionary, Textiles, apparel & luxury goods)	8,627,707	16,667,178
Meituan Class B (Consumer discretionary, Hotels, restaurants & leisure)144A†	5,314,870	62,749,888
PDD Holdings, Inc. ADR (Consumer discretionary, Broadline retail)†	501,639	44,425,150
SF Holding Co. Ltd. Class H (Industrials, Air freight & logistics)	2,350,000	10,132,061
Tencent Holdings Ltd. (Communication services, Interactive media & services)	2,980,600	182,123,559
Tencent Music Entertainment Group ADR (Communication services, Entertainment)	2,714,180	25,649,001
Trip.com Group Ltd. (Consumer discretionary, Hotels, restaurants & leisure)†	507,682	23,785,136
Tsingtao Brewery Co. Ltd. Class H (Consumer staples, Beverages)	3,698,500	21,988,791
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 1

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
China(continued)
Want Want China Holdings Ltd. (Consumer staples, Food products)	44,482,800	$19,171,665
Xiaomi Corp. Class B (Information technology, Technology hardware, storage & peripherals)144A†	2,859,700	10,493,620
Zepp Health Corp. ADR (Information technology, Electronic equipment, instruments & components)†	46,748	211,768
Zijin Mining Group Co. Ltd. Class H (Materials, Metals & mining)	2,774,000	11,778,347
		635,699,010
Colombia: 0.40%
Grupo Cibest SA ADR (Financials, Banks)	169,288	15,662,526
Hong Kong: 1.54%
AIA Group Ltd. (Financials, Insurance)	3,782,700	38,132,983
Sun Art Retail Group Ltd. (Consumer staples, Consumer staples distribution & retail)	47,955,400	7,289,106
WH Group Ltd. (Consumer staples, Food products)144A	13,288,195	14,297,670
		59,719,759
Hungary: 0.38%
OTP Bank Nyrt (Financials, Banks)	100,435	14,878,622
India: 13.12%
Adani Enterprises Ltd. (Industrials, Trading companies & distributors)	397,346	12,527,315
ASK Automotive Ltd. (Consumer discretionary, Automobile components)	2,559,155	14,163,373
Axis Bank Ltd. (Financials, Banks)	2,821,923	36,267,880
Bajaj Finance Ltd. (Financials, Consumer finance)	1,482,810	17,725,967
Bharti Airtel Ltd. (Communication services, Wireless telecommunication services)	3,859,052	79,563,684
Eternal Ltd. (Consumer discretionary, Hotels, restaurants & leisure)†	3,235,078	10,259,183
Fortis Healthcare Ltd. (Health care, Health care providers & services)	2,656,112	26,270,534
HDFC Bank Ltd. (Financials, Banks)	9,050,198	70,865,175
Hexaware Technologies Ltd. (Information technology, IT services)	1,170,834	6,891,530
Infosys Ltd. (Information technology, IT services)	869,831	10,330,936
ITC Ltd. (Consumer staples, Tobacco)	10,461,374	30,797,842
JSW Infrastructure Ltd. (Industrials, Transportation infrastructure)	1,889,138	6,181,847
Kotak Mahindra Bank Ltd. (Financials, Banks)	3,515,910	14,372,894
Nexus Select Trust (Real estate, Retail REITs)	16,942,246	29,655,342
NTPC Green Energy Ltd. (Utilities, Independent power and renewable electricity producers)†	5,555,604	5,242,914
Reliance Industries Ltd. (Energy, Oil, gas & consumable fuels)	6,694,748	91,660,777
SBI Life Insurance Co. Ltd. (Financials, Insurance)144A	821,261	16,263,208
UltraTech Cement Ltd. (Materials, Construction materials)	235,820	29,361,606
		508,402,007
See accompanying notes to portfolio of investments
2 | Allspring Emerging Markets Equity Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Indonesia: 2.47%
Astra International Tbk. PT (Industrials, Industrial conglomerates)	63,362,600	$17,958,723
Bank Central Asia Tbk. PT (Financials, Banks)	67,589,400	23,688,377
Bank Rakyat Indonesia Persero Tbk. PT (Financials, Banks)	72,292,500	12,157,851
Sumber Alfaria Trijaya Tbk. PT (Consumer staples, Consumer staples distribution & retail)	50,000,000	3,677,011
Telkom Indonesia Persero Tbk. PT (Communication services, Diversified telecommunication services)	159,000,000	23,212,525
Telkom Indonesia Persero Tbk. PT New York Stock Exchange ADR (Communication services, Diversified telecommunication services)	1,012,360	14,841,198
		95,535,685
Luxembourg: 1.66%
Allegro.eu SA (Consumer discretionary, Broadline retail)144A†	1,194,273	14,386,407
InPost SA (Industrials, Air freight & logistics)†	1,644,806	29,336,062
Zabka Group SA (Consumer staples, Consumer staples distribution & retail)	2,435,670	20,758,683
		64,481,152
Mauritius: 0.95%
MakeMyTrip Ltd. (Consumer discretionary, Hotels, restaurants & leisure)†	647,336	36,865,785
Mexico: 3.00%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	1,072,980	27,200,043
Becle SAB de CV (Consumer staples, Beverages)	9,866,483	8,904,017
Cemex SAB de CV ADR (Materials, Construction materials)	941,252	11,125,599
Fibra Uno Administracion SA de CV (Real estate, Diversified REITs)	7,577,357	13,654,512
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	225,450	28,855,345
Grupo Financiero Banorte SAB de CV Class O (Financials, Banks)	1,293,566	14,910,795
Wal-Mart de Mexico SAB de CV (Consumer staples, Consumer staples distribution & retail)	3,969,400	11,541,845
		116,192,156
Peru: 0.42%
Credicorp Ltd. (Financials, Banks)	40,711	16,308,012
Philippines: 0.46%
Ayala Corp. (Industrials, Industrial conglomerates)	837,624	6,996,819
San Miguel Food & Beverage, Inc. (Consumer staples, Food products)	3,495,810	2,779,473
SM Investments Corp. (Industrials, Industrial conglomerates)	812,873	7,873,266
		17,649,558
Russia: 0.00%
Ozon Holdings PLC ADR (Acquired 11-24-2020, cost $2,412,000) (Consumer discretionary, Broadline retail)♦‡†˃«	80,400	0
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 3

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Saudi Arabia: 0.52%
Al Rajhi Bank (Financials, Banks)	257,367	$4,295,138
Saudi Arabian Oil Co. (Energy, Oil, gas & consumable fuels)144A	2,255,150	15,910,600
		20,205,738
Singapore: 1.68%
Grab Holdings Ltd. Class A (Industrials, Ground transportation)†	8,486,062	29,701,217
Sea Ltd. ADR (Consumer discretionary, Broadline retail)†	331,740	35,409,928
		65,111,145
South Africa: 3.62%
Gold Fields Ltd. ADR (Materials, Metals & mining)	378,268	12,263,449
MTN Group Ltd. (Communication services, Wireless telecommunication services)	2,837,324	35,174,495
Shoprite Holdings Ltd. (Consumer staples, Consumer staples distribution & retail)	3,432,518	59,701,678
Standard Bank Group Ltd. (Financials, Banks)	1,667,090	33,195,127
		140,334,749
South Korea: 22.66%
Hyundai Engineering & Construction Co. Ltd. (Industrials, Construction & engineering)	179,821	11,651,417
KT Corp. ADR (Communication services, Diversified telecommunication services)	2,349,713	42,506,308
KT&G Corp. (Consumer staples, Tobacco)	224,091	27,885,522
LG Chem Ltd. (Materials, Chemicals)	86,809	15,375,427
NAVER Corp. (Communication services, Interactive media & services)	289,000	41,373,432
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	2,232,913	388,649,201
Samsung Life Insurance Co. Ltd. (Financials, Insurance)	87,661	18,375,521
Samsung SDI Co. Ltd. (Information technology, Electronic equipment, instruments & components)†	36,764	10,024,859
SK Hynix, Inc. (Information technology, Semiconductors & semiconductor equipment)	255,698	290,384,712
SK Telecom Co. Ltd. (Communication services, Wireless telecommunication services)	448,000	25,315,762
SK Telecom Co. Ltd. New York Stock Exchange ADR (Communication services, Wireless telecommunication services)	215,000	6,800,450
		878,342,611
Taiwan: 21.24%
104 Corp. (Industrials, Professional services)	1,655,000	10,395,278
Delta Electronics, Inc. (Information technology, Electronic equipment, instruments & components)	641,000	31,535,671
MediaTek, Inc. (Information technology, Semiconductors & semiconductor equipment)	1,052,881	112,160,974
President Chain Store Corp. (Consumer staples, Consumer staples distribution & retail)	2,011,000	13,925,817
See accompanying notes to portfolio of investments
4 | Allspring Emerging Markets Equity Fund

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Taiwan(continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	7,755,224	$573,616,995
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	143,052	57,828,771
Uni-President Enterprises Corp. (Consumer staples, Food products)	10,441,368	23,743,299
		823,206,805
Thailand: 2.41%
Bangkok Dusit Medical Services PCL Class F (Health care, Health care providers & services)	33,500,000	19,239,928
PTT Exploration & Production PCL (Energy, Oil, gas & consumable fuels)	2,822,639	12,641,378
PTT PCL (Energy, Oil, gas & consumable fuels)	18,656,300	21,506,383
SCB X PCL (Financials, Banks)	2,049,500	9,305,941
Thai Beverage PCL (Consumer staples, Beverages)	84,927,000	30,511,736
		93,205,366
United Arab Emirates: 0.55%
Americana Restaurants International PLC (Consumer discretionary, Hotels, restaurants & leisure)	14,709,454	8,794,389
Talabat Holding PLC (Consumer discretionary, Hotels, restaurants & leisure)	43,475,387	12,428,303
		21,222,692
United States: 1.08%
MercadoLibre, Inc. (Consumer discretionary, Broadline retail)†	10,337	19,412,369
Southern Copper Corp. (Materials, Metals & mining)	122,822	22,440,808
		41,853,177
Total common stocks (Cost $1,855,045,094)		3,834,367,941

	Interest rate	Maturity date	Principal
Convertible debentures: 0.00%
Brazil: 0.00%
Lupatech SA Series 1 (Energy, Oil & gas services)♦†	6.50%	4-15-2049	$303,000	0
Total convertible debentures (Cost $160,691)				0

	Dividend rate	Shares
Preferred stocks: 1.09%
Brazil: 1.09%
Gerdau SA (Materials, Metals & mining)	0.06	3,800,900	18,730,257
Itau Unibanco Holding SA (Financials, Banks)	0.00	1,294,813	10,955,393
Localiza Rent a Car SA (Industrials, Ground transportation)	0.11	84,033	605,570
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	0.13	1,403,200	12,019,164
Total preferred stocks (Cost $28,677,827)			42,310,384
See accompanying notes to portfolio of investments
Allspring Emerging Markets Equity Fund | 5

Portfolio of investments—July 31, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.50%
Investment companies: 0.50%
Allspring Government Money Market Fund Select Class♠∞		3.59%	19,614,960	$19,614,960
Total short-term investments (Cost $19,614,960)				19,614,960
Total investments in securities (Cost $1,903,498,572)	100.52%			3,896,293,285
Other assets and liabilities, net	(0.52)			(20,248,496)
Total net assets	100.00%			$3,876,044,789

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $0 (original cost of $2,412,000), representing 0.00% of its net assets as of period end.

«	This security is on loan pending return from the lending agent.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$60,669,542	$349,836,541	$(390,891,123)	$0	$0	$19,614,960	19,614,960	$967,243
See accompanying notes to portfolio of investments
6 | Allspring Emerging Markets Equity Fund

Notes to portfolio of investments—July 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2026, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund, along with other Allspring funds, participated through March 29, 2023, the termination date, in a securities lending program (the “Program”) for Allspring funds. The Fund received cash collateral in connection with its securities lending transactions, which collateral was invested in Securities Lending Cash Investments, LLC, an affiliated non-registered investment company, which was liquidated upon termination of the Program. Effective at the close of business on March 29, 2023, the Fund has one unsettled loan which is fully collateralized by cash and will continue to hold the cash collateral until the security is returned to the Fund.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
Allspring Emerging Markets Equity Fund | 7

Notes to portfolio of investments—July 31, 2026 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Brazil	$133,482,148	$0	$0	$133,482,148
Chile	36,009,238	0	0	36,009,238
China	149,186,447	486,512,563	0	635,699,010
Colombia	15,662,526	0	0	15,662,526
Hong Kong	0	59,719,759	0	59,719,759
Hungary	0	14,878,622	0	14,878,622
India	0	508,402,007	0	508,402,007
Indonesia	32,799,921	62,735,764	0	95,535,685
Luxembourg	0	64,481,152	0	64,481,152
Mauritius	36,865,785	0	0	36,865,785
Mexico	116,192,156	0	0	116,192,156
Peru	16,308,012	0	0	16,308,012
Philippines	0	17,649,558	0	17,649,558
Russia	0	0	0	0
Saudi Arabia	0	20,205,738	0	20,205,738
Singapore	65,111,145	0	0	65,111,145
South Africa	12,263,449	128,071,300	0	140,334,749
South Korea	49,306,758	829,035,853	0	878,342,611
Taiwan	68,224,049	754,982,756	0	823,206,805
Thailand	0	93,205,366	0	93,205,366
United Arab Emirates	12,428,303	8,794,389	0	21,222,692
United States	41,853,177	0	0	41,853,177
Convertible debentures	0	0	0	0
Preferred stocks
Brazil	42,310,384	0	0	42,310,384
Short-term investments
Investment companies	19,614,960	0	0	19,614,960
Total assets	$847,618,458	$3,048,674,827	$0	$3,896,293,285
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2026, the Fund did not have any transfers into/out of Level 3.
8 | Allspring Emerging Markets Equity Fund